Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016
BMO TCH Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO TCH Core Plus Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maximize total return consistent with current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 120 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 121 of this Prospectus and “How to Buy Shares” beginning on page B-38 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. Although the Fund will invest primarily in securities with a minimum rating in the lowest investment grade category (i.e., rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service, or higher, or unrated and considered by the sub-adviser to be comparable in quality) at the time of purchase, the Fund may invest up to 20% of its assets in debt securities that are below investment grade, also known as high yield securities or “junk bonds.” While the Fund’s assets are predominantly U.S. dollar denominated, the Fund also may invest up to 20% of its assets in foreign debt securities, all or a portion of which may be emerging markets debt securities.

The Fund’s investment strategy is referred to as “Core Plus” because the Fund’s sub-adviser, Taplin, Canida & Habacht, LLC (TCH), an affiliate of the Adviser, has the ability to add high yield securities and emerging markets debt securities to a core portfolio of investment grade fixed income securities. TCH’s strategy for maximizing total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. TCH uses macroeconomic, credit, and market analysis to select portfolio securities. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

		From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed and asset-backed securities that are subordinate to another security.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Corporate Debt Securities Risks. Corporate debt securities are fixed income securities issued by businesses. The market value of corporate debt may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance, and perceptions of the corporation in the market place. Corporate issuers may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to, and greater than, those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae or Freddie Mac). As a result, a risk exists that these entities will default on a financial obligation.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because a thin trading market for such securities may exist.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions.

		Management Risks. TCH’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays U.S. Aggregate Bond Index (BABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate and publicly issued.

		The Lipper Core Plus Bond Funds Index (LCPBFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2009-2015)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The return for the Class I shares of the Fund from January 1, 2016 through September 30, 2016 was 9.36%.
During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	5.69%
Worst quarter	6/30/2013	(2.96)%

Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The bar chart previously reflected the performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class I shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I and after-tax returns for Class Y and Class A will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class Y and Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The Barclays U.S. Aggregate Bond Index (BABI) is an index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. To qualify for inclusion, a bond or security must have at least one year to final maturity and be rated Baa3 or better, dollar denominated, non-convertible, fixed-rate and publicly issued.

		The Lipper Core Plus Bond Funds Index (LCPBFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The table previously reflected the before and after tax performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class I shares.
BMO TCH Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	192
5 Years	rr_ExpenseExampleNoRedemptionYear05	335
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 750
1 Year	rr_AverageAnnualReturnYear01	(2.67%)	[4]
5 Years	rr_AverageAnnualReturnYear05	3.97%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2008	[4]
BMO TCH Core Plus Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_ExpenseExampleNoRedemptionYear01	36
3 Years	rr_ExpenseExampleNoRedemptionYear03	113
5 Years	rr_ExpenseExampleNoRedemptionYear05	197
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 443
2009	rr_AnnualReturn2009	13.53%	[5]
2010	rr_AnnualReturn2010	8.44%	[5]
2011	rr_AnnualReturn2011	7.94%	[5]
2012	rr_AnnualReturn2012	10.87%	[5]
2013	rr_AnnualReturn2013	(1.32%)	[5]
2014	rr_AnnualReturn2014	6.59%	[5]
2015	rr_AnnualReturn2015	(2.34%)	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class I shares of the Fund from January 1, 2016 through September 30, 2016
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.96%)
1 Year	rr_AverageAnnualReturnYear01	(2.34%)	[4]
5 Years	rr_AverageAnnualReturnYear05	4.21%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2008	[4]
BMO TCH Core Plus Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.55%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.13%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 409
3 Years	rr_ExpenseExampleYear03	535
5 Years	rr_ExpenseExampleYear05	673
10 Years	rr_ExpenseExampleYear10	1,074
1 Year	rr_ExpenseExampleNoRedemptionYear01	409
3 Years	rr_ExpenseExampleNoRedemptionYear03	535
5 Years	rr_ExpenseExampleNoRedemptionYear05	673
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,074
1 Year	rr_AverageAnnualReturnYear01	(6.11%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.97%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2014	[4]
BMO TCH Core Plus Bond Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.66%)	[4]
5 Years	rr_AverageAnnualReturnYear05	2.63%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[4]
BMO TCH Core Plus Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.30%)	[4]
5 Years	rr_AverageAnnualReturnYear05	2.66%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%	[4]
BMO TCH Core Plus Bond Fund | BABI (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%	[4]
BMO TCH Core Plus Bond Fund | BABI (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%	[4]
BMO TCH Core Plus Bond Fund | LCPBFI (reflects deduction of fees and no deduction for sales charges or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[4]
5 Years	rr_AverageAnnualReturnYear05	3.73%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[4]
BMO TCH Core Plus Bond Fund | LCPBFI (reflects deduction of fees and no deduction for sales charges or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%	[4]

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2016. Under the investment advisory agreement, the Fund pays a management fee of 0.25% on the Fund’s first $100 million of average daily net assets, 0.16% on the next $150 million of average daily net assets, 0.12% on the next $250 million of average daily net assets, and 0.10% on assets in excess of $500 million.
[3]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[4]	The table previously reflected the before and after tax performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class I shares.
[5]	The bar chart previously reflected the performance of the Class Y shares. In order to maintain consistency in class performance disclosure throughout this Prospectus, the Fund has chosen to disclose the performance of Class I shares.